Commitments And Contingent Liabilities (Schedule Of Future Minimum Annual Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 936
2014	687
2015	439
2016	114
2017	47
Thereafter	15
Total	$ 2,238